WARRANT INFORMATION	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 13 - WARRANT INFORMATION

We have the following outstanding warrants to purchase our common stock at December 31, 2016 and 2017:

	Number of Shares	Exercise Price	Weighted Average Exercise price	Average Grant Date Fair value
Balance December 31, 2015	3,766,444
Granted	470,000	0.30-0.50	0.40	0.39
Forfeited or cancelled	(30,000)	-
Balance December 31, 2016	4,206,444
Granted	2,652,097	0.15-0.40	0.40	0.39
Forfeited or cancelled	(640,722)	-
Balance December 31, 2017	6,217,819	0.15-$1.00	0.28	0.29

During 2017 and 2016, the warrant expense issued for services was $127,322 and $25,150 respectively.